Schedule H, Line 4(i) Schedule of Assets (Held at End of Year) - Voya 401(k) Savings Plan (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Notes receivable from participants	$ 1,155,148 [1]
Participant loan, variable rate	1.00%
Participant loan, term	5 years
Investment, Identifier [Axis]: Notes receivable from Participants
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, variable rate	1.00%
Participant loan, term	5 years
Minimum | Investment, Identifier [Axis]: Notes receivable from Participants
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	4.25%
Maximum | Investment, Identifier [Axis]: Notes receivable from Participants
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Participant loan, interest rate	9.50%

[1]	Each loan will bear an interest rate as prescribed by the Plan's applicable provisions when the loan is issued, currently the prime interest rate plus 1%. The current interest rates on participant loans range from 4.25% to 9.50% as of December 31, 2025. Loan repayment periods are for a maximum of five years.
As of  December 31, 2025, current maturity dates on Participant Loans range from January 2026 to September 2030.